Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment information
Revenues	$ 10,073	$ 3,569	$ 3,875
Gross profit (loss)	1,941	776	822
Operating expenses	(7,669)	(2,578)	(1,358)
Operating income (loss)	(5,728)	(1,802)	(536)
Other income (loss)	(7,658)	(57)	134
Income (Loss) before provision for income taxes and non-controlling interests	(13,386)	(1,859)	(402)
Income tax (expense) benefit	(27)	140	56
Net loss	(13,413)	(1,719)	(346)
Identifiable long-lived assets	46,280	46,802	48,697
Total assets	79,185	70,345	69,686
Corporate unallocated (note)
Segment information
Gross profit (loss)	(82)
Operating expenses	(1,238)	(854)	(986)
Operating income (loss)	(1,320)	(854)	(986)
Other income (loss)	(7,693)	(1)	(2)
Income (Loss) before provision for income taxes and non-controlling interests	(9,013)	(855)	(988)
Income tax (expense) benefit	14
Net loss	(8,999)	(855)	(988)
Identifiable long-lived assets	1,329	1
Total assets	13,530	652	297
Operating Segments | LCD/LED products
Segment information
Operating expenses			(4)
Operating income (loss)			(4)
Income (Loss) before provision for income taxes and non-controlling interests			(4)
Net loss			(4)
Identifiable long-lived assets			1
Total assets			201
Operating Segments | Money lending services
Segment information
Revenues	3,308	2,313	2,451
Gross profit (loss)	2,652	1,865	1,862
Operating expenses	(4,881)	(1,241)	165
Operating income (loss)	(2,229)	624	2,027
Other income (loss)	4	10	30
Income (Loss) before provision for income taxes and non-controlling interests	(2,225)	634	2,057
Income tax (expense) benefit	(236)	(84)	(181)
Net loss	(2,461)	550	1,876
Identifiable long-lived assets	556	562	517
Total assets	17,537	22,157	14,466
Operating Segments | Property lease and management
Segment information
Revenues	1,780	1,069	1,106
Gross profit (loss)	(1,185)	(1,084)	(1,065)
Operating expenses	(726)	(452)	(497)
Operating income (loss)	(1,911)	(1,536)	(1,562)
Other income (loss)	5	(65)	107
Income (Loss) before provision for income taxes and non-controlling interests	(1,906)	(1,601)	(1,455)
Income tax (expense) benefit	249	231	245
Net loss	(1,657)	(1,370)	(1,210)
Identifiable long-lived assets	44,353	46,203	48,127
Total assets	45,993	46,953	49,071
Operating Segments | Applications, technology & services
Segment information
Revenues	151
Gross profit (loss)	25
Operating expenses	(35)
Operating income (loss)	(10)
Income (Loss) before provision for income taxes and non-controlling interests	(10)
Income tax (expense) benefit	1
Net loss	(9)
Identifiable long-lived assets	42
Total assets	586
Operating Segments | Consultancy services for insurance products
Segment information
Revenues	4,478
Gross profit (loss)	468
Operating expenses	(459)
Operating income (loss)	9
Other income (loss)	(2)
Income (Loss) before provision for income taxes and non-controlling interests	7
Income tax (expense) benefit	(54)
Net loss	(47)
Total assets	1,178
Operating Segments | Advisory and referral services
Segment information
Revenues	356
Gross profit (loss)	63
Operating expenses	(330)
Operating income (loss)	(267)
Other income (loss)	28
Income (Loss) before provision for income taxes and non-controlling interests	(239)
Income tax (expense) benefit	(1)
Net loss	(240)
Total assets	$ 361
Operating Segments | Financial technology solutions and services
Segment information
Revenues		187	318
Gross profit (loss)		(5)	25
Operating expenses		(31)	(36)
Operating income (loss)		(36)	(11)
Other income (loss)		(1)	(1)
Income (Loss) before provision for income taxes and non-controlling interests		(37)	(12)
Income tax (expense) benefit		(7)	(8)
Net loss		(44)	(20)
Identifiable long-lived assets		36	52
Total assets		$ 583	$ 5,651